FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 28,617	$ 2,770	$ 8,196	$ 3,152
Amortized cost [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	28,617	2,770
Prepaid expenses and Other Receivables	1,995	2,176
Investment
Accounts payable and accrued liabilities	1,605	1,938
Unsecured notes payable	150	150
Warrant liability
Fair Value to Other Comprehensive Income [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Prepaid expenses and Other Receivables
Investment	9,100	9,144
Accounts payable and accrued liabilities
Unsecured notes payable
Warrant liability	$ 751	$ 1,120